ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Statements of Operations
	For the year ended December 31
	2016	2017	2018
	RMB	RMB	RMB	USD
				(note 2 (an))
Net revenue	-	-
Cost of revenues	-	-

Gross profit	-	-

Total operating expenses	(9,937,095)	(3,139,147)	(2,267,582)	(329,806)

Other income, net	3,214,433	8,825,212	6,249,651	908,974

Income/(loss) from operations	(6,722,662)	5,686,065	3,982,069	579,168

Share of income from subsidiaries and affiliates	1,949,659,745	124,171,093	348,543,952	50,693,615
Interest (expenses)/income, net	4,089,083	(1,563,985)	(722)	(105)
Exchange gain/(loss)	(10,073,699)	13,412,516	53,953,395	7,847,196
Change in fair value of convertible senior notes and capped call option	(110,242,492)	-	-	-
Income before income taxes	1,826,709,975	141,705,689	406,478,694	59,119,874
Income tax expenses	-	-	-	-
Net income attributable to JinkoSolar Holding Co., Ltd.’s ordinary shareholders	1,826,709,975	141,705,689	406,478,694	59,119,874

Condensed Balance Sheets
	December 31, 2017	December 31, 2018
	RMB	RMB	USD
			(note 2 (an))
ASSETS
Current assets:
Cash and cash equivalent	15,706,763	3,509,861	510,488
Due from subsidiaries	534,172,422	2,509,376,092	364,973,615
Due from related parties	9,625,813	3,919,423	570,056
Other current assets	40,037,711	152,275	22,147
Total current assets	599,542,709	2,516,957,651	366,076,306
Investments in subsidiaries	6,452,545,486	6,843,226,906	995,306,075
Due from related parties - non current	476,963	40,402,875	5,876,354
Total assets	7,052,565,158	9,400,587,432	1,367,258,735

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Due to subsidiaries	358,580,283	1,531,072,256	222,685,224
Due to related parties	298,352	3,939,224	572,936
Other current liabilities	3,920,963	4,129,886	600,667
Convertible senior notes-current	-	68,632	9,982
Total current liabilities	362,799,598	1,539,209,998	223,868,809
Due to related parties – non-current	426,963	21,486,120	3,125,027
Convertible senior notes	65,342
Total liabilities	363,291,903	1,560,696,118	226,993,836

Shareholders’ equity:
Ordinary shares (US$0.00002 par value, 500,000,000 shares authorized, 133,869,274 and 133,869,274 shares issued as of December 31, 2017 and December 31, 2018, respectively, 132,146,074 and 132,146,074 shares outstanding as of December 31, 2017 and December 31, 2018, respectively.)	18,604	21,727	3,160
Additional paid-in capital	3,313,608,385	4,010,739,727	583,337,899
Accumulated other comprehensive income	23,295,998	70,300,898	10,224,842
Treasury stock, at cost; 1,723,200 ordinary shares as of December 31, 2017 and December 31, 2018	(13,875,553)	(13,875,553)	(2,018,115)
Retained earnings	3,366,225,821	3,772,704,515	548,717,113
Total shareholders' equity	6,689,273,255	7,839,891,314	1,140,264,899

Total liabilities and shareholders' equity	7,052,565,158	9,400,587,432	1,367,258,735

Condensed Cash Flows
	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	USD
				(note 2 (an))
Cash flows from operating activities:
Net income	1,826,709,975	141,705,689	406,478,694	59,119,874
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Change in fair value of convertible senior notes	92,015,957	-
Change in fair value of capped call option	18,226,535	-
Share of income from subsidiaries	(1,949,659,745)	(124,171,093)	(348,543,952)	(50,693,615)
Guarantee income	(3,214,433)	(8,825,212)	(6,249,651)	(908,974)
Exchange (gain)/loss	10,073,699	(13,412,516)	(53,953,395)	(7,847,196)
Changes in operating assets and liabilities:
Decrease in due from subsidiaries	837,979,030	410,590,040	(1,895,298,545)	(275,659,740)
(increase)/Decrease in other current assets	(4,394,605)	5,742,872	200,153	29,111
increase/(Decrease) in due to subsidiaries	327,267,488	(37,268,274)	1,177,359,405	171,239,823
increase/(Decrease) in other current liabilities	(10,835,057)	(10,018,710)	(166,056)	(24,152)
Net cash provided by operating activities	1,144,168,844	364,342,796	(720,173,347)	(104,744,869)

Cash flows from investing activities:
Investments in subsidiaries	-	-
Net cash used in investing activities	-	-

Cash flows from financing activities:
Proceeds from exercise of share options	21,730,663	69,929,453	44,278,857	6,440,093
Repurchase of convertible senior notes	(1,218,706,405)	(422,829,295)
Proceeds from issuance of ordinary shares			663,232,926	96,463,228
Net cash used in financing activities	(1,196,975,742)	(352,899,842)	707,511,783	102,903,321

Effect of foreign exchange rate changes on cash and cash equivalents	1,937,422	(551,797)	464,662	67,582

Net increase/(decrease) in cash and cash equivalents	(50,869,476)	10,891,157	(12,196,902)	(1,773,966)
Cash and cash equivalents, beginning of year	55,685,082	4,815,606	15,706,763	2,414,084

Cash and cash equivalents, end of year	4,815,606	15,706,763	3,509,861	510,488

Supplemental disclosure of non-cash investing and financing cash flow information
Proceeds from exercise of share options received in subsequent period	6,135,783	39,685,283	-	-